Stock-Based Compensation - Summary of Stock option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Aggregate Intrinsic Value, Outstanding Ending Balance	$ 10,712	$ 362
Aggregate Intrinsic Value, Exercisable	$ 6,299
Two Thousand Seventeen Stock Option and Grant Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Number of Shares, Outstanding at Beginning Balance	22,997,639
Number of Shares, Granted	3,221,672
Number of Shares, Exercised	(333,619)
Number of Shares, Cancelled	(2,720,299)
Number of Shares, Outstanding at Ending Balance	23,165,393	22,997,639
Number of Shares, Exercisable	12,899,524
Weighted- Average Exercise Price, Outstanding at Beginning Balance	$ 0.34
Weighted- Average Exercise Price, Granted	0.52
Weighted- Average Exercise Price, Exercised	0.32
Weighted- Average Exercise Price, Cancelled	0.35
Weighted- Average Exercise Price, Outstanding at Ending Balance	0.36	$ 0.34
Weighted- Average Exercise Price, Exercisable	$ 0.33
Weighted Average Remaining Contractual Term, Outstanding	6 years 10 months 13 days	7 years 11 months 8 days
Weighted Average Remaining Contractual Term, Exercisable	5 years 4 months 9 days